Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 69,846			¥ 500,000
Notes receivable (in Dollars)	$ 29,544
Estimated economic useful lives	50 years			50 years
Total expenses incurred (in Dollars)	$ 212,314	$ 208,751	$ 214,351
VAT rate	13.00%
CODM description	The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM was identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]	chief operating decision maker
Accounts receivable (in Dollars)	$ 9,300,000	10,500,000
Accounts receivable	12,798,364	$ 12,956,811
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 3,044,155			¥ 21,791,890
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	90.00%
Expiration the warranty period	3.00%
Warranty period	1 year
Percentage of warranty deposit	3.00%			3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	97.00%
Expiration the warranty period	10.00%
Warranty period	5 years
Percentage of warranty deposit	10.00%			10.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	58.00%	52.00%
Yangzhou Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	10.00%			10.00%
Nanjing Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	5.00%			5.00%